Transactions with Related Parties	12 Months Ended
Dec. 31, 2019
TRANSACTIONS WITH RELATED PARTIES [Abstract]
TRANSACTIONS WITH RELATED PARTIES

NOTE 16: TRANSACTIONS WITH RELATED PARTIES

Sale of Management: In August 2019, Navios Holdings sold its ship management division, the general partnership interests in Navios Partners (except for the incentive distribution rights) and Navios Containers GP LLC to NSM, affiliated with Company’s Chairman and Chief Executive Officer, Angeliki Frangou. The Company received aggregate consideration of $20,000 (including assumption of liabilities) and five-year service agreements under which NSM provides technical and commercial management services at a fixed rate of $3.7 per day per vessel for a two-year period which will increase thereafter by 3% annually, unless otherwise agreed, and administrative services, reimbursed at allocable cost. As a result of the Transaction the Company is a holding company owning dry bulk vessels and various investments in entities owning maritime and infrastructure assets. NSM owns all entities providing ship management services and employs all associated people. NSM owns the general partner interests in Navios Containers and Navios Partners. The Company simultaneously entered into a secured credit facility with NSM whereby the Company agreed to repay NSM a loan of $141,795 (including post-closing adjustments). See also “NSM Loan” below.

Office Rent: The Company had entered into lease agreements with Goldland Ktimatiki-Ikodomiki-Touristiki Xenodohiaki Anonimos Eteria, Emerald Ktimatiki-Ikodomiki Touristiki Xenodohiaki Anonimos Eteria and Infraco Limited, all of which are Greek corporations that are currently majority-owned by Angeliki Frangou, Navios Holdings’ Chairman and Chief Executive Officer. The lease agreements provided for the leasing of facilities located in Piraeus, Greece to house the operations of most of the Company’s subsidiaries. Following the sale of the management division effected on August 30, 2019, outlined in Note 3, Navios Holdings has no office lease obligations.

Purchase of Services: The Company utilized its former affiliate company, Acropolis, as a broker until the sale of its investment on December 6, 2018. Commissions charged from Acropolis for each of the years ended December 31, 2019, 2018 and 2017 were $0 for all periods. Included in the trade accounts payable at both December 31, 2019 and 2018 was an amount due to Acropolis of $76.

Vessels Charter Hire: From 2012, Navios Holdings has entered into charter-in contracts for certain of Navios Partners’ vessels, all of which have been redelivered by April 2016.

In 2015, the Company entered into various charters with Navios Partners for the Navios Gemini, Navios Hyperion, Navios Soleil, Navios Harmony, Navios Orbiter, Navios Fantastiks, Navios Alegria, Navios Pollux and Navios Sun. The terms of these charters were approximately nine to twelve months, at a net daily rate of $7.6, $12.0, $12.0, $12.0, $12.0, $12.5, $12.0, $11.4 and $12.0, respectively plus 50/50 profit sharing based on actual earnings at the end of the period.

In November 2016, the Company entered into a charter with Navios Partners for the Navios Fulvia, a 2010-built Capesize vessel. The term of this charter was approximately three months from November 2016, at a net daily rate of $11.5.

Total charter hire expense for all vessels for the years ended December 31, 2019, 2018 and 2017 was $0, $0 and $651, respectively, and was included in the consolidated statements of comprehensive (loss)/income under “Time charter, voyage and logistics business expenses”.

Management Fees: Navios Holdings provided commercial and technical management services to Navios Partners’ vessels for a daily fixed fee. This daily fee covered all of the vessels’ operating expenses, including the cost of drydock and special surveys. In February 2016, the Company amended its existing management agreement to fix the fees for ship management services of its owned fleet at: (i) $4.1 daily rate per Ultra-Handymax vessel; (ii) $4.2 daily rate per Panamax vessel; (iii) $5.25 daily rate per Capesize vessel; (iv) $6.7 daily rate per container vessel of TEU 6,800; (v) $7.4 daily rate per container vessel of more than TEU 8,000; and (vi) $8.75 daily rate per very large container vessel of more than TEU 13,000 through December 31, 2017. In November 2017, the Company further amended its existing management agreement to fix the fees for ship management services of its owned fleet at: (i) $4.2 daily rate per Ultra-Handymax vessel; (ii) $4.3 daily rate per Panamax vessel; (iii) $5.25 daily rate per Capesize vessel; (iv) $6.7 daily rate per container vessel of TEU 6,800; (v) $7.4 daily rate per container vessel of more than TEU 8,000; and (vi) $8.75 daily rate per very large container vessel of more than TEU 13,000 through December 31, 2019. Following the sale of the management division effected on August 30, 2019, outlined in Note 3, these services are provided by NSM. For the period from January 1, 2019 to August 30, 2019 certain extraordinary fees and costs related to regulatory requirements under Navios Partners’ management agreement amounted to $7,560 (for each of the years ended December 31, 2018 and 2017: $0) and are presented under the caption “Other income”. Drydocking expenses were reimbursed by Navios Partners at cost.

Total management fees for the period from January 1, 2019 to August 30, 2019 and the years ended December 31, 2018 and 2017 amounted to $44,264, $68,871and $62,157, respectively, and are presented net under the caption “Direct vessel expenses”.

Navios Holdings provided commercial and technical management services to Navios Acquisition’s vessels for a daily fee that was fixed. This daily fee covered all of the vessels’ operating expenses, other than certain fees and costs. Actual operating costs and expenses would be determined in a manner consistent with how the initial fixed fees were determined. In May 2014, Navios Holdings extended the duration of its existing management agreement with Navios Acquisition until May 2020 and fixed the fees for ship management services of Navios Acquisition owned fleet for two additional years through May 2016 at $6.0 per owned MR2 product tanker and chemical tanker vessel, $7.0 per owned LR1 product tanker vessel and reduced the daily rate to $9.5 per VLCC vessel. In May 2016, Navios Holdings amended its agreement with Navios Acquisition to fix the fees for ship management services of Navios Acquisition owned fleet at a daily fee of (i) $6.35 per MR2 product tanker and chemical tanker vessel; (ii) $7.15 per LR1 product tanker vessel; and (iii) $9.5 per VLCC through May 2018. In May 2018, Navios Holdings amended its agreement with Navios Acquisition to fix the fees for ship management services of Navios Acquisition owned fleet at a daily fee of (i) $6.5 per MR2 product tanker and chemical tanker vessel; (ii) $7.15 per LR1 product tanker vessel; and (iii) $9.5 per VLCC through May 2020.

Following the sale of the management division effected on August 30, 2019, outlined in Note 3, these services are provided by NSM. For the period from January 1, 2019 to August 30, 2019, certain extraordinary fees and costs related to regulatory requirements under Navios Acquisition’s management agreement amounted to $8,190 (for each of the years ended December 31, 2018 and 2017: $0) and are presented under the caption “Other income”. Drydocking expenses under this agreement were reimbursed at cost for all vessels. Following the merger of Navios Midstream with Navios Acquisition completed on December 13, 2018, the management agreement also covered vessels acquired. Total management fees for the period from January 1, 2019 to August 30, 2019 and the years ended December 31, 2018 and 2017 amounted to $72,624, $92,993 and $94,973, respectively, and are presented net under the caption “Direct vessel expenses”.

Pursuant to a management agreement dated December 13, 2013, Navios Holdings provided commercial and technical management services to Navios Europe I’s tanker and container vessels. The term of this agreement was for a period of six years. Management fees under this agreement were reimbursed at cost. Following the sale of the management division effected on August 30, 2019, outlined in Note 3, these services are provided by NSM. Total management fees for the period from January 1, 2019 to August 30, 2019 and the years ended December 31, 2018 and 2017 amounted to $14,506, $22,377 and $21,472, respectively, and are presented net under the caption “Direct vessel expenses”.

Pursuant to a management agreement dated November 18, 2014, as further amended in October 2016, Navios Holdings provided commercial and technical management services to Navios Midstream’s vessels for a daily fixed fee of $9.5 per owned VLCC vessel, effective through December 31, 2018. Drydocking expenses under this agreement were reimbursed at cost for all vessels. The term of this agreement was for a period of five years. Total management fees for the years ended December 31, 2018 and 2017 amounted to $20,739 and $20,805, respectively, and are presented net under the caption “Direct vessel expenses”.

Pursuant to a management agreement dated June 5, 2015, Navios Holdings provided commercial and technical management services to Navios Europe II’s dry bulk and container vessels. The term of this agreement was for a period of six years. Management fees under this agreement were reimbursed at cost. Following the sale of the management division effected on August 30, 2019, outlined in Note 3, these services are provided by NSM. Total management fees for the period from January 1, 2019 to August 30, 2019 and the years ended December 31, 2018 and 2017, amounted to $17,790, $22,186 and $22,055, respectively, and are presented net under the caption “Direct vessel expenses”.

Pursuant to a management agreement dated June 7, 2017, as amended in November 2017, in April 2018 and in June 2018, Navios Holdings, provided commercial and technical management services to Navios Containers’ vessels. The term of this agreement was for an initial period of five years with an automatic extension period of five years thereafter unless a notice for termination was received by either party. The fee for the ship management services provided by Navios Holdings was a daily fee of $6.1 per day for up to 5,500 TEU container vessels, $6.7 per day for above 5,500 TEU and up to 8,000 TEU container vessels and $7.4 per day for above 8,000 TEU and up to 10,000 TEU container vessels until the end of 2019. Following the sale of the management division effected on August 30, 2019, outlined in Note 3, these services are provided by NSM. For the period from January 1, 2019 to August 30, 2019, certain extraordinary fees and costs related to regulatory requirements under Navios Containers’ management agreement amounted to $6,090 and have been eliminated upon consolidation through August 30, 2019. Drydocking expenses under this agreement were reimbursed by Navios Containers at cost. Total management fees for the period from January 1, 2019 to August 30, 2019 amounted to $43,239 and have been eliminated upon consolidation through August 30, 2019. From November 30, 2018 (date of obtaining control) until December 31, 2018, Navios Containers’ management fees amounted to $5,281 and have been eliminated upon consolidation. Total management fees for the period from January 1, 2018 until November 30, 2018 and from April 28, 2017 (date of incorporation) until December 31, 2017 amounted to $48,490 and $16,702, respectively, and are presented net under the caption “Direct vessel expenses”.

Following the sale of the management division effected on August 30, 2019, outlined in Note 3 and pursuant to the Management Agreement, NSM provides commercial and technical management services to Navios Holdings’ vessels. The term of this agreement is for an initial period of five years with an automatic extension period of five years thereafter unless a notice for termination is received by either party. The fee for the ship management services provided by NSM is a daily fee of $3.7 per day per owned vessel. This rate is fixed for a two-year period and will increase thereafter by 3% annually, unless otherwise agreed. The fee for the ship management services provided by NSM is a daily fee of $0.03 per day per chartered-in vessel. Drydocking expenses under this agreement will be reimbursed by Navios Holdings at cost. The agreement also provides for payment of a termination fee, equal to the fees charged for the full calendar year preceding the termination date, by Navios Holdings in the event the Management Agreement is terminated on or before August 29, 2024. Total management fees for the period from August 30, 2019 to December 31, 2019 amounted to $14,372 and are presented under the caption “Direct vessel expenses”.

Navios Partners Guarantee: In November 2012 (as amended in March 2014), the Company entered into an agreement with Navios Partners (the “Navios Partners Guarantee”) to provide Navios Partners with guarantees against counterparty default on certain existing charters, which had previously been covered by the charter insurance for the same vessels, same periods and same amounts. The Navios Partners Guarantee provides for a maximum possible payout of $20,000 by the Company to Navios Partners. Premiums that are calculated on the same basis as the restructured charter insurance are included in the management fee that is paid by Navios Partners to Navios Holdings pursuant to the management agreement. As of December 31, 2019, Navios Partners has submitted one claim under this agreement to the Company. As of June 30, 2019 and December 31, 2018, the fair value of the claim was estimated at $14,362 and $18,001, respectively, and the change in estimate of the guarantee claim of $3,638 and $1,999 was included in “Other income” for the years ended December 31, 2019 and 2018, respectively. As at December 31, 2019, the outstanding balance of the claim was $10,000. The final settlement of the amount due will be made at specific dates, in accordance with a signed letter of agreement between the parties.

General and Administrative Expenses incurred on behalf of affiliates/Administrative fee revenue from affiliates: Navios Holdings provided administrative services to Navios Partners. Navios Holdings was reimbursed for reasonable costs and expenses incurred in connection with the provision of these services. Following the sale of the management division effected on August 30, 2019, outlined in Note 3, these services are provided by NSM. Total general and administrative fees for the period from January 1, 2019 to August 30, 2019 and the years ended December 31, 2018 and 2017, amounted to $6,823, $9,344 and $8,347, respectively.

Navios Holdings provided administrative services to Navios Acquisition. Navios Holdings extended the duration of its existing administrative services agreement with Navios Acquisition until May 2020 pursuant to its existing terms. Navios Holdings was reimbursed for reasonable costs and expenses incurred in connection with the provision of these services. Following the sale of the management division effected on August 30, 2019, outlined in Note 3, these services are provided by NSM. Total general and administrative fees for the period from January 1, 2019 to August 30, 2019 and the years ended December 31, 2018 and 2017 amounted to $7,456, $8,810 and $9,000, respectively.

Following the merger of Navios Midstream with Navios Acquisition completed on December 13, 2018, the administrative services agreement also covered vessels acquired.

Navios Holdings provided administrative services to Navios Logistics. In April 2016, Navios Holdings extended the duration of its existing administrative services agreement with Navios Logistics until December 2021 pursuant to its existing terms. Navios Holdings was reimbursed for reasonable costs and expenses incurred in connection with the provision of these services. Following the sale of the management division effected on August 30, 2019, outlined in Note 3, these services are provided by NSM. Total general and administrative fees for the period from January 1, 2019 to August 30, 2019 and the years ended December 31, 2018 and 2017 amounted to $763, $1,000 and $1,000, respectively. The general and administrative fees for these periods have been eliminated upon consolidation. Total general and administrative fees charged for the period from August 30, 2019 to December 31, 2019 amounted to $381.

Pursuant to an administrative services agreement dated December 13, 2013, Navios Holdings provided administrative services to Navios Europe I’s tanker and container vessels. The term of this agreement was for a period of six years. Navios Holdings was reimbursed for reasonable costs and expenses incurred in connection with the provision of these services. Following the sale of the management division effected on August 30, 2019, outlined in Note 3, these services are provided by NSM. Total general and administrative fees for the period from January 1, 2019 to August 30, 2019 and the years ended December 31, 2018 and 2017 amounted to $1,081, $1,330 and $1,187, respectively.

Pursuant to an administrative services agreement dated November 18, 2014, Navios Holdings provided administrative services to Navios Midstream. The term of this agreement was for a period of five years. Navios Holdings was reimbursed for reasonable costs and expenses incurred in connection with the provision of these services. Total general and administrative fees for the years ended December 31, 2018 and 2017 amounted to $1,494 and $1,500, respectively.

Pursuant to an administrative services agreement dated June 5, 2015, Navios Holdings provided administrative services to Navios Europe II’s dry bulk and container vessels. The term of this agreement was for a period of six years. Navios Holdings was reimbursed for reasonable costs and expenses incurred in connection with the provision of these services. Following the sale of the management division effected on August 30, 2019, outlined in Note 3, these services are provided by NSM. Total general and administrative fees charged for the period from January 1, 2019 to August 30, 2019 and the years ended December 31, 2018 and 2017 amounted to $1,631, $2,041 and $1,766, respectively.

Pursuant to the administrative services agreement dated June 7, 2017, Navios Holdings provided administrative services to Navios Containers. Navios Holdings was reimbursed for reasonable costs and expenses incurred in connection with the provision of these services. The term of this agreement was for an initial period of five years with an automatic extension for a period of five years thereafter unless a notice of termination was received by either party. Following the sale of the management division effected on August 30, 2019, outlined in Note 3, these services are provided by NSM. Total general and administrative fees attributable to this agreement for the period from January 1, 2019 to August 30, 2019 amounted to $5,298 and have been eliminated upon consolidation through August 30, 2019. From November 30, 2018 (date of obtaining control) until December 31, 2018, Navios Containers’ general and administrative expenses amounted to $579 and have been eliminated upon consolidation. Total general and administrative expenses for the period ended November 30, 2018 and December 31, 2017 amounted to $5,373 and $1,868, respectively.

Following the sale of the management division effected on August 30, 2019, outlined in Note 3 and pursuant to the Administrative Services Agreement, NSM provides administrative services to Navios Holdings. NSM is reimbursed for reasonable costs and expenses incurred in connection with the provision of these services. The term of this agreement is for an initial period of five years with an automatic extension for a period of five years thereafter unless a notice of termination is received by either party. The agreement also provides for payment of a termination fee, equal to the fees charged for the full calendar year preceding the termination date, by Navios Holdings in the event the Administrative Services Agreement is terminated on or before August 29, 2024. Total general and administrative expenses attributable to this agreement for the period from August 30, 2019 to December 31, 2019, amounted to $2,952.

Balance due to/from affiliates (excluding Navios Europe I and Navios Europe II): Balance due to NSM as of December 31, 2019 amounted to $1,353 (December 31, 2018: $0), and the Long-term receivable from NSM amounted to $5,328 (December 31, 2018: $0). Balance due to Navios Partners as of December 31, 2019 amounted to $5,000 (December 31, 2018: $34,765), and the Long-term payable to Navios Partners amounted to $5,000 in relation to the Navios Partners Guarantee (December 31, 2018: $17,891). Balance due from Navios Acquisition as of December 31, 2019 amounted to $1,460 and related to declared dividend (December 31, 2018: $10,113), and the Long-term payable to Navios Acquisition amounted to $0 (December 31, 2018: $13,847). Balance due from Navios Containers as of December 31, 2019 amounted to $0 (December 31, 2018: $4,065), and the Long-term payable to Navios Containers amounted to $0 (December 31, 2018: $7,862) and were eliminated upon consolidation through August 30, 2019. Prior to the Transaction the balances mainly consisted of management fees, administrative fees, drydocking, ballast water treatment system and other expenses prepaid by the affiliates according to our management agreements and other amounts payable to affiliates. As of December 31, 2019 the balance mainly consisted of management fees, prepaid to NSM in accordance with the Management agreement and other amounts payable to affiliates.

Omnibus Agreements: Navios Holdings has entered into an omnibus agreement with Navios Partners (the “Partners Omnibus Agreement”) in connection with the closing of Navios Partners’ IPO governing, among other things, when Navios Holdings and Navios Partners may compete against each other as well as rights of first offer on certain dry bulk carriers. Pursuant to the Partners Omnibus Agreement, Navios Partners generally agreed not to acquire or own Panamax or Capesize dry bulk carriers under time charters of three or more years without the consent of an independent committee of Navios Partners. In addition, Navios Holdings has agreed to offer to Navios Partners the opportunity to purchase vessels from Navios Holdings when such vessels are fixed under time charters of three or more years.

Navios Holdings entered into an omnibus agreement with Navios Acquisition and Navios Partners (the “Acquisition Omnibus Agreement”) in connection with the closing of Navios Acquisition’s initial vessel acquisition, pursuant to which, among other things, Navios Holdings and Navios Partners agreed not to acquire, charter-in or own liquid shipment vessels, except for container vessels and vessels that are primarily employed in operations in South America, without the consent of an independent committee of Navios Acquisition. In addition, Navios Acquisition, under the Acquisition Omnibus Agreement, agreed to cause its subsidiaries not to acquire, own, operate or charter dry bulk carriers subject to specific exceptions. Under the Acquisition Omnibus Agreement, Navios Acquisition and its subsidiaries granted to Navios Holdings and Navios Partners, a right of first offer on any proposed sale, transfer or other disposition of any of its dry bulk carriers and related charters owned or acquired by Navios Acquisition. Likewise, Navios Holdings and Navios Partners agreed to grant a similar right of first offer to Navios Acquisition for any liquid shipment vessels it might own. These rights of first offer will not apply to a (i) sale, transfer or other disposition of vessels between any affiliated subsidiaries, or pursuant to the terms of any charter or other agreement with a counterparty, or (ii) merger with or into, or sale of substantially all of the assets to, an unaffiliated third party.

Navios Holdings entered into an omnibus agreement with Navios Midstream, Navios Acquisition and Navios Partners in connection with the Navios Midstream IPO, pursuant to which Navios Acquisition, Navios Holdings, Navios Partners and their controlled affiliates generally have agreed not to acquire or own any VLCCs, crude oil tankers, refined petroleum product tankers, LPG tankers or chemical tankers under time charters of five or more years without the consent of Navios Midstream. The omnibus agreement contains significant exceptions that will allow Navios Acquisition, Navios Holdings, Navios Partners or any of their controlled affiliates to compete with Navios Midstream under specified circumstances.

Navios Holdings entered into an omnibus agreement with Navios Containers, Navios Acquisition and Navios Partners, pursuant to which Navios Acquisition, Navios Holdings and Navios Partners and their controlled affiliates generally have granted a right of first refusal to Navios Containers over any container vessels to be sold or acquired in the future, subject to significant exceptions that would allow Navios Acquisition, Navios Holdings and Navios Partners or any of their controlled affiliates to compete with Navios Containers under specified circumstances.

Midstream General Partner Option Agreement: Navios Holdings entered into an option agreement, with Navios Acquisition under which Navios Acquisition, which owns and controls Navios Maritime Midstream Partners GP LLC (“Midstream General Partner”), granted Navios Holdings the option to acquire a minimum of 25% of the outstanding membership interests in Midstream General Partner and the incentive distribution rights in Navios Midstream representing the right to receive an increasing percentage of the quarterly distributions when certain conditions are met. The option shall expire on November 18, 2024. The purchase price for the acquisition for all or part of the option interest shall be an amount equal to its fair market value. As of December 31, 2019, Navios Holdings had not exercised any part of that option.

Sale of Vessels and Sale of Rights to Navios Partners: Upon the sale of vessels to Navios Partners, Navios Holdings recognizes the gain immediately in earnings only to the extent of the interest in Navios Partners owned by third parties and defers recognition of the gain to the extent of its own ownership interest in Navios Partners (the “deferred gain”). Subsequently, the deferred gain is amortized to income over the remaining useful life of the vessel. The recognition of the deferred gain is accelerated in the event that (i) the vessel is subsequently sold or otherwise disposed of by Navios Partners or (ii) the Company’s ownership interest in Navios Partners is reduced. In connection with the public offerings of common units by Navios Partners and the sale of Navios Partners general partnership interest effected on August 30, 2019, referred in Note 3, a pro rata portion of the deferred gain is released to income upon dilution of the Company’s ownership interest in Navios Partners. As of December 31, 2019 and 2018, the unamortized deferred gain for all vessels and rights sold totaled $6,285 and $8,126, respectively. For the years ended December 31, 2019, 2018 and 2017, Navios Holdings recognized $1,842, $1,828 and $1,892 of the deferred gain, respectively, in “Equity in net (losses)/earnings of affiliated companies”.

Participation in Offerings of Affiliates: Refer to Note 9 for Navios Holdings’ participation in Navios Acquisition’s and Navios Partners’ offerings. On February 4, 2015, Navios Holdings entered into a share purchase agreement with Navios Partners pursuant to which Navios Holdings made an investment in Navios Partners by purchasing common units, and general partnership interests, in order to maintain its 20.0% partnership interest in Navios Partners following its equity offering in February 2015. In connection with this agreement, Navios Holdings entered into a registration rights agreement with Navios Partners pursuant to which Navios Partners provided Navios Holdings with certain rights relating to the registration of the common units. Navios Holdings has entered into additional share purchase agreements on December 30, 2016, March 3, 2017, March 23, 2017, March 31, 2017, January 11, 2018, February 21, 2018, December 20, 2018 and February 1, 2019 for the purchase up to a total of 1,754,981 general partnership units.

The Navios Acquisition Credit Facilities: On September 19, 2016, Navios Holdings entered into a secured credit facility of up to $70,000 with Navios Acquisition. This credit facility was secured by all of the Company’s’ interest in Navios Acquisition and 78.5% of the Company’s interest in Navios Logistics, representing a majority of the shares outstanding of Navios Logistics. This facility was provided for an arrangement fee of $700. On November 3, 2017, Navios Holdings prepaid in full the outstanding amount under this credit facility with Navios Acquisition and all collateral was released.

The Navios Partners Credit Facility: In May 2015, Navios Partners entered into a credit facility with Navios Holdings of up to $60,000. The Navios Partners Credit Facility bears an interest of LIBOR plus 300 bps. The final maturity date was January 2, 2017. As of December 31, 2019 and 2018, there was no outstanding amount under this facility. In April 2016, Navios Partners has drawn $21,000 from the Navios Partners Credit Facility, which was fully repaid during April 2016.

Balance due from Navios Europe I: Following the liquidation, the balance due from Navios Europe I as of December 31, 2019 was $0. As a result of this liquidation, Navios Holdings received the outstanding receivable amount of $13,420, in December 2019. Balance due from Navios Europe I as of December 31, 2018 was $12,013 which included the net current receivable amount of $7,769 mainly consisting of management fees, drydocking, ballast water treatment system and other expenses and accrued interest income earned under the Navios Revolving Loans I (as defined in Note 9) and other expenses and the non-current amount receivable of $4,244 related to the accrued interest income earned under the Navios Term Loans I (as defined in Note 9).

The Navios Revolving Loans I and the Navios Term Loans I earned interest and an annual preferred return, respectively, at 1,270 basis points per annum, on a quarterly compounding basis and were repaid from free cash flow (as defined in the loan agreement) to the fullest extent possible at the end of each quarter. There were no covenant requirements or stated maturity dates.

As of December 31 2019 and 2018, the outstanding amount relating to Navios Holdings’ portion under the Navios Revolving Loans I was $0 and $19,125, respectively, under the caption “Loan receivable from affiliate companies”. During 2018, Navios Holdings funded with $8,000 Navios Europe I under the Navios Revolving Loans I. During 2019, Navios Holdings funded with $4,000 Navios Europe I under the Navios Revolving Loans I.

On March 17, 2017, Navios Holdings transferred to Navios Partners its rights to the Navios Revolving Loans I and the Navios Term Loans I (including the respective accrued receivable interest), with a total carrying value of $21,384 for a total consideration of $33,473, comprised of $4,050 in cash and 13,076,923 newly issued common units of Navios Partners with a fair value of $29,423 (based on Navios Partners’ trading price as of the closing of the transaction). The Company evaluated this transaction in accordance with ASC 860, classifying it as a secured borrowing arrangement. At the date of this transaction, the Company recognized a long-term liability of $33,473, including a premium of $12,089 which will be amortized through “Interest income” over the term of the loans until 2023, and is included within “Long-term payable to affiliate companies”. Navios Holdings could be required from Navios Partners, under certain conditions, to repurchase the loans after the third anniversary of the date of the transaction based on the then-outstanding balance of the loans. See also Note 9. As of December 31, 2019 and 2018, the balance payable to Navios Partners amounted to $0 and $35,417, respectively, including the unamortized premium of $0 and $8,359, respectively.

Balance due from Navios Europe II: Balance due from Navios Europe II as of December 31, 2019, amounted to $20,712 (December 31, 2018: $5,312), which included the net current receivable amount mainly consisting of $13,154 (December 31, 2018: $470 net current payable) of accrued interest income earned under the Navios Revolving Loans II (as defined in Note 9) and the net non-current amount receivable of $7,558 (December 31, 2018: $5,782) related to the accrued interest income earned under the Navios Term Loans II (as defined in Note 9).

The Navios Revolving Loans II and the Navios Term Loans II earn interest and an annual preferred return, respectively, at 1,800 basis points per annum, on a quarterly compounding basis and are repaid from free cash flow (as defined in the loan agreement) to the fullest extent possible at the end of each quarter. There are no covenant requirements or stated maturity dates.

As of December 31, 2019, the outstanding amount relating to Navios Holdings’ portion under the Navios Revolving Loans II was $16,938 (December 31, 2018: $16,938), under the caption “Loan receivable from affiliate companies.” As of December 31, 2019, the amount undrawn from the Navios Revolving Loans II was $4,503, of which Navios Holdings may be required to fund an amount ranging from $0 to $4,503.

Secured credit facility with Navios Logistics: On April 25, 2019, Navios Holdings entered into a secured credit facility of $50,000 with Navios Logistics to be used for general corporate purposes, including the repurchase of 2022 Notes. This credit facility is secured by (i) any 2022 Notes purchased by Navios Holdings with these funds and (ii) equity interests in five subsidiaries of the Company that have entered into certain bareboat contracts. The credit facility is available in multiple drawings, has an arrangement fee of $500, a fixed interest rate of 12.75% for the first year and a fixed interest rate of 14.75% for the second year, payable annually. The secured credit facility includes negative covenants substantially similar to the 2022 Notes and customary events of default. In December 2019, Navios Holdings and Navios Logistics agreed to increase the amount by $20,000 and amended the interest rate of the whole facility to 12.75% or 10.0% if certain conditions are met. The credit facility matures in April 2021 or December 2024 if certain conditions are met. As of March 3, 2020, the amount of $70,000 was drawn under this facility of which $18,726 was used to acquire the 2022 Notes from Navios Logistics and the remaining amount was used to repurchase 2022 Notes.

NSM Loan: On August 29, 2019, Navios Holdings entered into a secured credit facility of $141,795 (including post-closing adjustments) with Navios Shipmanagement Holdings Corporation, a wholly owned subsidiary of NSM. In general, the amount owed reflects the excess of (i) the liabilities of the ship management business (including liabilities for advances previously made by affiliates to the Company for ongoing operating costs, including technical management services, supplies, dry-docking and related expenses) other than liabilities the assumption of which forms part of the consideration for the Transaction over (ii) the short term assets of the ship management business. The Company’s obligations under the NSM Loan are guaranteed by substantially the same subsidiaries that guarantee the 2022 Notes and secured by assets of the Company that do not secure the Ship Mortgage Notes or the Company’s 11.25% Senior Secured Notes due 2022. The credit facility is repayable over a five-year period; of the total amount, $47,000 is repayable in 2020 in equal quarterly installments, with the remaining principal repayment in equal quarterly installments over the following 48 months. In certain cases, principal payments can be deferred provided that no more than $20,000 of deferral may be outstanding during the first or second year and $10,000 outstanding in the third year. The loan agreement provides for interest at 5% annually, and 7% annually for deferred principal amounts. During December 2019, Navios Holdings repaid the amount of $13,420 under the terms of this facility.

As of December 31, 2019, the outstanding balance (including post-closing adjustment) was $128,375 and the accrued interest was $2,163. Of the outstanding amount, $22,552 is included in “Current portion of loan payable to affiliate companies”, due to deferral of $20,000 for the period to December 31, 2020.

Navios Logistics’ Shareholders Agreement: On November 19, 2019, Navios Holdings entered into a shareholder agreement with Peers Business Inc. granting certain protections to minority shareholders in certain events.